Lease - Future lease payments under operating leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future lease payments under operating leases
2026	¥ 84,803
2027	79,441
2028	71,166
2029	30,364
2030 and thereafter	11,832
Total future lease payments	277,606
Less: Imputed interest	(17,706)
Total lease liability balance	¥ 259,900	¥ 170,105